TANGIBLE ASSETS - Properties, plant and equipment balance (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 7,235,441	$ 9,100,553	$ 8,973,952
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,746,735	14,281,283	13,387,450	$ 12,789,025
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,505,547)	(5,174,994)	(4,408,512)	(3,833,765)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,747)	(5,736)	(4,986)	(4,849)
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,730,242	6,154,168	5,998,291
Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,456,503	10,385,357	9,718,210	9,223,355
Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,720,889)	(4,225,609)	(3,715,017)	(3,435,305)
Property, plant and equipment not subject to operating leases [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,372)	(5,580)	$ (4,902)	$ (4,816)
Property, plant and equipment not subject to operating leases [member] | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	883,042	1,145,864
Property, plant and equipment not subject to operating leases [member] | Land | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	884,828	1,147,650
Property, plant and equipment not subject to operating leases [member] | Land | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,786)	(1,786)
Property, plant and equipment not subject to operating leases [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,564,400	2,116,951
Property, plant and equipment not subject to operating leases [member] | Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,035,987	2,827,154
Property, plant and equipment not subject to operating leases [member] | Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(468,445)	(706,922)
Property, plant and equipment not subject to operating leases [member] | Buildings [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,142)	(3,281)
Property, plant and equipment not subject to operating leases [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	154,705	308,047
Property, plant and equipment not subject to operating leases [member] | Office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	632,318	1,180,416
Property, plant and equipment not subject to operating leases [member] | Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(477,584)	(872,070)
Property, plant and equipment not subject to operating leases [member] | Office equipment [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(29)	(299)
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	392,366	645,718
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,425,844	2,462,693
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,033,280)	(1,816,775)
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(198)	(200)
Property, plant and equipment not subject to operating leases [member] | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	19,000	42,139
Property, plant and equipment not subject to operating leases [member] | Motor vehicles | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	99,156	140,268
Property, plant and equipment not subject to operating leases [member] | Motor vehicles | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(80,156)	(98,115)
Property, plant and equipment not subject to operating leases [member] | Motor vehicles | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(14)
Property, plant and equipment not subject to operating leases [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,202,237	1,169,393
Property, plant and equipment not subject to operating leases [member] | Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,690,012	1,585,128
Property, plant and equipment not subject to operating leases [member] | Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(487,558)	(415,735)
Property, plant and equipment not subject to operating leases [member] | Machinery [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(217)
Property, plant and equipment not subject to operating leases [member] | Silos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,786	1,827
Property, plant and equipment not subject to operating leases [member] | Silos [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,613	8,613
Property, plant and equipment not subject to operating leases [member] | Silos [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,827)	(6,786)
Property, plant and equipment not subject to operating leases [member] | Warehouses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,327	27,856
Property, plant and equipment not subject to operating leases [member] | Warehouses | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	64,091	63,325
Property, plant and equipment not subject to operating leases [member] | Warehouses | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(36,764)	(35,469)
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	98,678	234,896
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	198,725	483,602
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(100,047)	(248,706)
Property, plant and equipment not subject to operating leases [member] | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	143,250	221,217
Property, plant and equipment not subject to operating leases [member] | Construction in progress | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	143,250	221,217
Property, plant and equipment not subject to operating leases [member] | Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	243,451	240,260
Property, plant and equipment not subject to operating leases [member] | Bearer plants [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	273,679	265,291
Property, plant and equipment not subject to operating leases [member] | Bearer plants [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (30,228)	$ (25,031)